Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Revenue
Revenue
OPERATING EXPENSES
Administration expenses	6,219,644	53,068,147	14,446,391	53,442,499	$ 57,027,850	$ 1,253,797
Occupancy expenses - related party	10,917	6,469	32,306	20,187	26,560	34,150
Research and development	169,660	54,097	249,822	170,199	223,721	248,102
TOTAL OPERATING EXPENSES	6,400,221	53,128,713	14,728,519	53,632,885	57,278,131	1,536,049
LOSS FROM OPERATIONS	(6,400,221)	(53,128,713)	(14,728,519)	(53,632,885)	(57,278,131)	(1,536,049)
OTHER INCOME (EXPENSE)
Interest expense	(38,270)	(104,042)	(402,874)	(309,215)	(563,757)	(665,841)
Interest income	13	1	69	2	9	60
Derivative expense		(59,271)		(95,012)	(333,596)	(141,012)
Change in fair value of derivative liabilities	(18,146)	47,119	49,876	113,487	212,450	316,537
Change in fair value of warrant liability	182,517		776,227
Other expense	43,000		(11,000)
Settlement expense	(90,000)		(90,000)
Gain (loss) on extinguishment of debt, net	(74,235)	(809,954)	135,943	(840,032)	(871,032)	54,565
Foreign currency transaction gain (loss)	35,006	(12,486)	(19,190)	(88,184)	(89,243)	22,080
TOTAL OTHER INCOME (EXPENSE), NET	39,885	(938,633)	439,051	(1,218,954)	(1,645,169)	(413,611)
LOSS BEFORE TAXES	(6,360,336)	(54,067,346)	(14,289,468)	(54,851,839)	(58,923,300)	(1,949,660)
Tax benefit						129,132
NET LOSS	(6,360,336)	(54,067,346)	(14,289,468)	(54,851,839)	(58,923,300)	(1,820,528)
Deemed Dividend			(932,246)			(192,960)
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (6,360,336)	$ (54,067,346)	$ (15,221,714)	$ (54,851,839)	$ (58,923,300)	$ (2,013,488)
BASIC NET LOSS PER SHARE AVAILABLE TO COMMON STOCKHOLDERS	$ (7.09)	$ (312.46)	$ (23.82)	$ (965.49)	$ (371.22)	$ (35,324.35)
DILUTED NET LOSS PER SHARE AVAILABLE TO COMMON STOCKHOLDERS	$ (7.09)	$ (312.46)	$ (23.82)	$ (965.49)	$ (371.22)	$ (35,324.35)
BASIC WEIGHTED AVERAGE SHARES OUTSTANDING	897,099	173,040	638,941	56,812	158,727	57
DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING	897,099	173,040	638,941	56,812	158,727	57
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized foreign currency translation gain (loss)	$ (93,349)	$ (27,311)	$ (84,151)	$ 194,976	$ 49,336	$ (25,295)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(93,349)	(27,311)	(84,151)	194,976	49,336	(25,295)
TOTAL COMPREHENSIVE LOSS	$ (6,453,685)	$ (54,094,657)	$ (15,305,865)	$ (54,656,863)	$ (58,873,964)	$ (2,038,783)